CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (112,192)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized (loss) gain on investments held in Trust Account	2,020,214
Interest and dividend income on investments held in Trust Account	(3,867,140)
Changes in operating assets and liabilities:
Prepaid expenses	(6,523)
Due from Sponsor	(105,000)
Accounts payable	1,447,719
Accrued expenses	(11,458)
Accrued expenses - related party	25,000
Net cash used in operating activities	(609,380)
Cash Flows from Financing Activities:
Net Change in Cash	(609,380)
Cash - Beginning of period	815,643
Cash - End of period	$ 206,263